INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Amortization	$ 23,888	$ 86,044	$ 41,095	$ 256,259	$ 342,302	$ 244,473
Goodwill						$ 187,000
Impairment of Intangible Assets, Finite-lived					$ 1,344,242